SCHEDULE OF ASSETS AND LIABILITIES (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Mortgage loans held for sale	$ 3,326	$ 600	$ 739
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	45,971	72,399	174,605
Available for sale securities	201	4,203	198
Mortgage loans held for sale
Loans receivable, net
Accrued interest receivable
Time deposits
Accrued interest payable
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents
Available for sale securities	202,715	158,503	225
Mortgage loans held for sale	3,393	612	754
Loans receivable, net
Accrued interest receivable	396	253	3
Time deposits	12,212	9,148	3,740
Accrued interest payable		1	1
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents
Available for sale securities
Mortgage loans held for sale
Loans receivable, net	22,336	17,482	3,635
Accrued interest receivable	125	103	24
Time deposits
Accrued interest payable
Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	45,971	72,399	174,605
Available for sale securities	202,916	162,706	423
Mortgage loans held for sale	3,393	612	754
Loans receivable, net	22,336	17,482	3,635
Accrued interest receivable	521	356	27
Time deposits	12,212	9,148	3,740
Accrued interest payable		1	1
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	45,971	72,399	174,605
Available for sale securities	202,916	162,706	423
Mortgage loans held for sale	3,326	600	739
Loans receivable, net	22,262	17,475	3,742
Accrued interest receivable	521	356	27
Time deposits	12,212	9,148	3,740
Accrued interest payable		$ 1	$ 1